Average Annual Total Returns - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2024
Fidelity Advisor International Small Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	12.46%
Past 5 years	7.02%
Past 10 years	5.33%
Fidelity Advisor International Small Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.20%
Past 5 years	6.57%
Past 10 years	4.44%
Fidelity Advisor International Small Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.87%
Past 5 years	5.63%
Past 10 years	4.15%
Fidelity Advisor International Small Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	17.40%
Past 5 years	7.48%
Past 10 years	5.31%
Fidelity Advisor International Small Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.80%
Past 5 years	7.22%
Past 10 years	5.28%
Fidelity Advisor International Small Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.63%
Past 5 years	8.60%
Past 10 years	6.27%
Fidelity Advisor International Small Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.76%
Past 5 years	8.74%
Since Inception	5.66%	[1]
F2151
Average Annual Return:
Past 1 year	15.83%
Past 5 years	8.03%
Past 10 years	5.00%
F2152
Average Annual Return:
Past 1 year	15.83%
Past 5 years	8.03%
Past 10 years	5.01%
MC089
Average Annual Return:
Past 1 year	15.83%
Past 5 years	8.03%
Past 10 years		[2]

[1]	A From October 2, 2018 .
[2]	B The inception date for the index was March 25, 2014 and returns for the past 10 calendar years are not available.